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                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

             STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
            WITH RESPECT TO PURCHASES OF ITS OWN SECURITIES PURSUANT
                 TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

              REPORT FOR CALENDAR MONTH ENDING:  February 28, 2001

                Name of Registrant: The SMALLCap Fund, Inc./TM/
                                    By: Fran Pollack-Matz,  Secretary

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
                                                                    Approximate Asset
                                                                  Value or approximate
                                    Number of                      asset coverage per
Date of each    Identification        Shares        Price per       share at time of      Name of Seller or
 Transaction      of Security       Purchased         Share             purchase          of Seller's Broker
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
  2/01/01        Common Stock         5,900         $12.440             $13.850            Weeden & Co. LP
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  2/14/01        Common Stock         1,200          12.300              13.721            Weeden & Co. LP
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  2/16/01        Common Stock        20,000          12.325              13.892            Weeden & Co. LP
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  2/16/01        Common Stock         4,900          12.350              13.892            Weeden & Co. LP
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  2/20/01        Common Stock         3,000          12.300              13.670            Weeden & Co. LP
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  2/27/01        Common Stock         3,300          11.912              13.351            Weeden & Co. LP
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  2/27/01        Common Stock        35,000          11.910              13.351            Weeden & Co. LP
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